Litigations and unrecognized contractual commitments	6 Months Ended
Jun. 30, 2023
Litigation and unrecognized contractual commitments
Litigations and unrecognized contractual commitments

Note 14   Litigation and unrecognized contractual commitments

14.1    Litigation

At June 30, 2023, the provisions for risks recorded by the Group for all disputes in which the Group is involved (with the exception of liabilities relating to disputes between Orange and the tax or social administrations in relation to operational or income taxes or social contributions, which are recognized in the corresponding items of the balance sheet) amounted to 254 million euros compared with 387 million euros at December 31, 2022. Orange believes that any disclosure of the amount of provisions on a case-by-case basis for ongoing disputes could seriously harm the Group's position.

This note describes the new proceedings and developments in existing litigation having occurred since the publication of the consolidated financial statements for the year ended December 31, 2022.

–  In the course of the ongoing proceedings in the "Enterprise" market segment, only the proceedings with Adista are still ongoing.

–  In the course of ongoing proceeding with Digicel (anti-competitive practices on the mobile and fixed-to-mobile markets in the French Caribbean and in French Guiana), the French Supreme Court in March 2023 has partially reversed the judgment rendered by the Paris Court of Appeal on June 17, 2020 on the specific point of the progressive nature of the base on which interest applies to compensate for the cash flow loss. Orange has filed another appeal to the Court of Appeal in March 2023. The proceedings are ongoing.

–  In the course of ongoing proceedings against Bouygues Telecom regarding the quality of services of its wholesale offers, Bouygues Telecom has once again reassessed his damage to 85 million euros. Orange considers this claim to be unfounded.

–  On February 24, 2023, Bouygues Telecom and the SDAIF ("société de développement pour l’accès à l’infrastructure fibre") brought an action against Orange before the Paris Commercial Court concerning the FTTH socket restitution mechanism, which allows commercial telecom operators who have access to the Orange fiber network to realize themselves the connection of their final customers and to be returned a part of the cost of this connection when the line is taken over by a new commercial operator. Bouygues Telecom and SDAIF argue that the mechanism established by Orange is not compatible with the regulatory framework and claim 125 million euros corresponding in their opinion to the amounts of refunds due for the cancellations of the FTTH lines since the beginning of the contract. Orange considers these claims to be unfounded.

–  In the course of the ongoing second proceedings opposing three operators (including Orange Polska and Polkomtel) to the Polish operator P4 for 314 million zlotys (71 million euros), the Court of Appeal decided to take over the proceedings which were initially suspended awaiting decision on the first claim for compensation amounting to 316 million zlotys (71 million euros). The proceedings are ongoing.

–  In the dispute between Orange Romania and the Romanian Competition Council, the Supreme Court rejected in June 2023 the appeal of the Romanian Competition Council and upheld the annulment of the decision of the Romanian Competition Council. This dispute is now closed.

–  In the dispute between Orange Mali and the Remacotem association on the grounds of unlawful billing of calls diverted to voicemail, the Bamako Court of Appeal rejected in March 2023 the appeal filed by Orange Mali and Malitel against the Bamako Court of Appeal decision rendered on November 3, 2021. The grace period having ended in May 2023, following the decision rendered by the Bamako Supreme Court in March 2023, Orange Mali and the Remacotem association have entered into a settlement agreement that ends this dispute. The Remacotem association withdrew its claim. This dispute is now closed.

–  In the dispute between Zain and Jordan Telecommunications Company (Orange Jordan) for failure to open geographical numbers allocated by the Jordanian regulator in application of the interconnexion agreement entered into by Zain and Orange Jordan, pursuant to which Zain considers that it suffered an estimated loss of 250 million Jordanian dinars (323 million euros), the Jordanian Supreme Court confirmed the incompetence of the judiciary jurisdiction and considered that the arbitration clause applied to the lawsuit. This dispute is now closed as Zain has not initiated an arbitration proceedings.

–  As part of the proceedings concerning Korek Telecom, on March 20, 2023, an arbitral tribunal set up under the aegis of the International Chamber of Commerce rendered a final award in the dispute between the Kuwaiti logistics group Agility and Orange, indirectly (through their joint venture), and their former Iraqi co-shareholder in the capital of the Iraqi operator Korek Telecom. The arbitral tribunal awarded 1.7 billion of US dollars in damages to the joint venture and Korek Telecom's former holding company for various breaches of the shareholders' agreement and tortious acts committed by the former Iraqi co-shareholder, including collusion with the Iraqi telecommunications regulator. At this stage of the proceedings, this decision has no impact on the Group's consolidated financial statements. Other proceedings, in particular the ICSID arbitration initiated by Orange against the Iraqi government, are still in progress.

Apart from the proceedings mentioned above, there are no other administrative, legal or arbitration proceedings (whether pending, suspended, or threatened) of which Orange is aware, either new or having evolved since the publication of the consolidated financial statements for the year ended December 31, 2022, which have had over the period, or which may have, a material impact on the Group’s financial position or profitability.

14.2    Unrecognized contractual commitments

During the first half of 2023, the Group had not entered into any new commitments that may have a material effect on its current or future financial position compared to those described in the consolidated financial statements at December 31, 2022.